Compensation Expense - Summary of Compensation Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of compensation expense [abstract]
Wages, salaries and benefits	$ 69,633	$ 61,998
Post-employment benefits	2,115	1,491
Share-based compensation (recovery) expense	(1,282)	7,100
Compensation expense	$ 70,466	$ 70,589